DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)	1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Apr. 20, 2026 USD ($) item $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of membership interests acquired | item					1
Number of shares issued | shares					10,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					15,000,000
Exercise price of warrants | $ / shares					$ 10
Amount of total consideration payable					$ 100,000,000
Net loss	$ (659)	$ (138,024,675)	$ (37,269)	$ (138,061,944)
Cash	0	0		0
Working capital deficit	$ 659	$ 138,062,603		$ 138,062,603